Derivative Financial Instruments (Details 1) (Foreign Exchange Contract [Member], USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Fair value of the open foreign currency exchange contracts
Net fair value	$ (10,270)	$ 4,333
Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Net fair value	(14,517)	8,410
Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Net fair value	4,247	(4,077)
Prepaid expenses and other current assets [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	3,800	8,993
Prepaid expenses and other current assets [Member] | Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	9,411	4,020
Other noncurrent assets [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Asset	597	669
Accrued expenses and other current liabilities [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	(14,292)	(960)
Accrued expenses and other current liabilities [Member] | Derivatives not designated as hedging instruments [member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	(5,164)	(8,097)
Other noncurrent liabilities [Member] | Derivatives designated as hedging instruments [Member]
Fair value of the open foreign currency exchange contracts
Derivative Liability	$ (4,622)	$ (292)